Finance Lease Receivable	12 Months Ended
Dec. 31, 2020
Finance Lease Receivable [Abstract]
FINANCE LEASE RECEIVABLE
15.	FINANCE LEASE RECEIVABLE

In November 2019, the Group subleased one of its leased office spaces in its entirety. The sublease runs for the remaining term of the original lease, until October 2021. The sublease has been classified as a finance lease receivable

Finance lease receivable	31 Dec 2020	31 Dec 2019
	$000	$000
Current	152	143
Non-current	-	149
	152	292

The undiscounted lease payments to be received over the next 5 years are as follows:

	1 Year	2 years	3 or more years
	$000	$000	£000
Undiscounted lease payments receivable	152		-
	152		-

The undiscounted lease payments do not include a discount factor charge of $6k.

During the year ending December 31, 2020, the Group received $152k of income from its subleasing activities.

Finance Lease Receivable	31 December 2020
$000
Finance Lease receivable as at 1 Jan 2020	292
Sublease income	(152)
Exchange rate differences	12
152